Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Amplify AI Powered Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify AI Powered Equity ETF NAV
Account Value	$ 17,324	$ 13,641	$ 13,091	$ 18,297	$ 13,654	$ 11,578	$ 11,853
Amplify Alternative Harvest ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify Alternative Harvest ETF NAV
Account Value	$ 2,132	2,123	2,611	7,924	5,624	10,577	19,424	$ 14,870	$ 12,368
Amplify BlackSwan Growth & Treasury Core ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify BlackSwan Growth & Treasury Core ETF NAV
Account Value	$ 14,515	11,117	11,178	14,519	13,222	11,489
Amplify BlackSwan ISWN ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify BlackSwan ISWN ETF NAV
Account Value	$ 8,886	7,390	7,341	10,024
Amplify BlackSwan Tech & Treasury ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify BlackSwan Tech & Treasury ETF NAV
Account Value	$ 9,517	7,469	7,013
Amplify BlueStar Israel Technology ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify BlueStar Israel Technology ETF NAV
Account Value	$ 19,543	16,822	17,918	26,953	22,506	16,168	14,543	12,600	10,231
Amplify Cash Flow Dividend Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify Cash Flow Dividend Leaders ETF NAV
Account Value	$ 12,090	9,835
Amplify Cash Flow High Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify Cash Flow High Income ETF NAV
Account Value	$ 11,250	9,914
Amplify CWP Enhanced Dividend Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify CWP Enhanced Dividend Income ETF NAV
Account Value	$ 24,848	19,947	17,554	18,207	15,069	13,912	12,900	10,973
Amplify CWP Growth & Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify CWP Growth & Income ETF NAV
Account Value	$ 10,215
Amplify International Enhanced Dividend Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify CWP International Enhanced Dividend Income ETF NAV
Account Value	$ 13,928	11,427	9,285
Amplify Cybersecurity ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify Cybersecurity ETF NAV
Account Value	$ 28,513	21,474	18,018	25,295	19,258	15,194	16,236	12,193	11,246	$ 10,111
Amplify Etho Climate Leadership U.S. ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify Etho Climate Leadership U.S. ETF NAV
Account Value	$ 26,115	21,524	19,613	25,009	18,460	16,396	15,392	13,026	10,843
Amplify Global Cloud Technology ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify Global Cloud Technology ETF NAV
Account Value	$ 20,008	14,635	11,906	21,429	17,526	14,780	15,933	14,614	10,715
Amplify High Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify High Income ETF NAV
Account Value	$ 19,688	15,685	14,237	18,994	15,057	16,513	15,504	15,463	13,816	11,455	$ 13,465	$ 12,088	$ 11,484
Amplify Junior Silver Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify Junior Silver Miners ETF NAV
Account Value	$ 13,928	9,145	9,858	12,741	14,656	9,898	8,961	12,192	15,944	5,280	10,000
Amplify Lithium & Battery Technology ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify Lithium & Battery Technology ETF NAV
Account Value	$ 5,608	6,345	6,850	9,035	5,327	5,369	7,731
Amplify Mobile Payments ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify Mobile Payments ETF NAV
Account Value	$ 21,226	15,893	15,336	27,474	21,995	18,870	17,235	13,095	10,027	9,414
Amplify Natural Resources Dividend Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify Natural Resources Dividend Income ETF NAV
Account Value	$ 12,731	11,145	8,768
Amplify Online Retail ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify Online Retail ETF NAV
Account Value	$ 24,669	17,896	15,958	44,104	35,447	18,718	20,778	14,558	11,019
Amplify Samsung SOFR ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify Samsung SOFR ETF NAV
Account Value	$ 10,473
Amplify Seymour Cannabis ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify Seymour Cannabis ETF NAV
Account Value	$ 1,833	1,979	2,391	7,931	4,580	7,254
Amplify Thematic All-Stars ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify Thematic All-Stars ETF NAV
Account Value	$ 8,844	7,048	6,264	9,875
Amplify Transformational Data Sharing ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify Transformational Data Sharing ETF NAV
Account Value	$ 22,843	11,996	11,143	23,615	12,621	9,080	10,141
Amplify Travel Tech ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify Travel Tech ETF NAV
Account Value	$ 8,222	6,762	6,347	11,351	7,550
Amplify U.S. Alternative Harvest ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify U.S. Alternative Harvest ETF NAV
Account Value	$ 1,576	1,857	2,163	7,718
Amplify Video Game Tech ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify Video Game Tech ETF NAV
Account Value	$ 29,358	23,418	22,301	35,727	28,602	17,428	19,639	18,120	13,162
Amplify Weight Loss Drug & Treatment ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Amplify Weight Loss Drug & Treatment ETF NAV
Account Value	$ 10,609
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 25,371	18,607	15,300	18,100	13,923	12,091	11,598
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,947	24,164	19,868	23,505	18,080	15,702	15,061	12,773	10,769
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 23,250	17,051	14,020	16,587	12,759	11,080
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 12,482	10,005	7,962	10,635
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 12,530	9,115	6,736
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,186	23,605	19,409	22,962	17,662	15,339	14,713	12,478	10,520
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,113	9,617
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,162	9,653
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 29,065	21,316	17,527	20,736	15,950	13,852	13,286	11,268
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 10,267
S&P 500 Growth TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Growth TR
Account Value	$ 10,190
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Account Value	$ 14,022	11,186	9,292
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,867	24,838	20,423	24,161	18,585	16,140	15,481	13,130	11,070	9,590
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,443	23,793	19,564	23,145	17,803	15,461	14,830	12,578	10,604
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,916	24,874	20,452	24,196	18,612	16,163	15,504	13,149	11,086
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 55,568	40,754	33,510	39,643	30,494	26,482	25,401	21,543	18,163	15,735	15,832	$ 13,223	$ 11,080
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 23,346	17,122	14,079	16,656	12,811	11,126	10,672
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,324	23,707	19,493	23,061	17,738	15,405	14,776	12,532	10,565	$ 9,153
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 13,921	10,566	8,746
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Account Value	$ 13,328	10,633	8,832
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 31,887	23,386	19,229	22,749	17,498	15,196	14,576	12,362	10,422
ICE BofA US Dollar Overnight Deposit Bid Rate Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar Overnight Deposit Bid Rate Total Return Index
Account Value	$ 10,485
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 21,009	15,408	12,669	14,988	11,529	10,012
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 14,006	10,272	8,446	9,992
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 17,954	13,627	11,280	14,217	11,157	10,102	9,964
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 23,276	17,070	14,036	16,605	12,773	11,092	10,640
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 18,358	13,464	11,071	13,097	10,074
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 14,943	10,959	9,011	10,661
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,916	$ 24,874	$ 20,452	$ 24,196	$ 18,612	$ 16,163	$ 15,504	$ 13,149	$ 11,086
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 10,909